Securities - Summary of Securities Evaluated at Amortized Cost (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Bonds	R$ 1,828,704	R$ 2,266,971
Expected credit losses	55,564	9,410	R$ 8,220
Bonds
Disclosure of financial assets [line items]
Bonds	1,828,704	2,266,971
Expected credit losses	1,087
Gross carrying amount | Bonds
Disclosure of financial assets [line items]
Bonds	R$ 1,829,791	R$ 2,266,971